Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Schedule of Short-term Debt [Table Text Block]
millions of Canadian dollars	2018	Weighted average interest rate	2017	Weighted average interest rate
TECO Finance
Advances on revolving credit and term facilities	$805	3.43%	$820	2.58%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities	302	3.10%	382	2.07%
NMGC
Advances on revolving credit facilities	79	3.40%	38	2.47%
NSPI
Bank indebtedness	-	-%	1	-%
Short-Term debt	$1,186		$1,241

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2018	2017
TECO Energy/TECO Finance - term credit facility	2019	$682	$502
TECO Energy/TECO Finance - revolving credit facility	2022	546	376
Tampa Electric Company - revolving credit facility	2022	443	408
Tampa Electric Company - accounts receivable revolving credit facility	2021	205	188
Tampa Electric Company - term loan	2018	-	377
NMGC - revolving credit facility	2022	171	157
GBPC - revolving credit facility	2019	18	16
Total		2,065	2,024
Less:
Advances under revolving credit and term facilities		1,186	1,241
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,189	1,244
Available capacity under existing agreements		$876	$780